RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of net assets available for benefits and net change in net assets per the financial statements
The following is a reconciliation of net change in net assets per the financial statements for the years ended December 31, 2025 and 2024, to the Form 5500:

	2025	2024
Net increase in net assets available for benefits per the financial statements	$70,704,302	$63,909,130
Add: change in amounts allocated to withdrawing participants	—	11,141
Net income per the Form 5500	$70,704,302	$63,920,271